Cover	Aug. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2025
Entity File Number	001-42202
Entity Registrant Name	HIGH ROLLER TECHNOLOGIES, INC.
Entity Central Index Key	0001947210
Entity Tax Identification Number	87-4159815
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 South 4th Street
Entity Address, Address Line Two	Suite 500-#390
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	(702)
Local Phone Number	509-5244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ROLR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false